Leases (Tables)	6 Months Ended
Jun. 30, 2023
Leases [Abstract]
Schedule of Supplemental Balance Sheet Information Related to Operating Lease	Supplemental balance sheet information related to operating lease was as follows:
	June 30, 2023	December 31, 2022
Right-of-use assets	$593	$750

Lease liabilities current	368	208
Lease liabilities non-current	191	471
Total operating lease liabilities	$559	$679

Schedule of Remaining Lease Term and Discount Rate	The weighted average remaining lease terms and discount rates for the operating lease were as follows as of June 30, 2023:
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	1.60
Weighted average discount rate	5.55%

Schedule of Maturities of Lease Liabilities	The following is a schedule of maturities of lease liabilities as of June 30, 2023:
For the six months ending December 31, 2023	193
For the year ending December 31, 2024	383
Total lease payments	576
Less: imputed interest	(17)
Present value of lease liabilities	$559